Consolidated Balance Sheets (Parentheticals) - Ordinary Shares [Member] - $ / shares	Jun. 30, 2026	Jan. 05, 2026	Jan. 04, 2026	Dec. 19, 2025	Dec. 18, 2025	Jun. 30, 2025	Jun. 30, 2020
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.002	$ 0.002	$ 0.0001	$ 0.002	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	100,000,000					500,000,000
Common Stock, Shares, Issued (in shares)	8,484,581					168,000,000	50,000,000
Common Stock, Shares, Outstanding (in shares)	8,484,581					168,000,000